Other Non-Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
KOSH deep groundwater pollution liability	$ 3.0	$ 0.0
Sibanye Beatrix ground swap royalty	0.0	1.0
Total non-current liabilities	3.0	$ 1.0
Contingent liability assumed in business combination	$ 3.2